Financial instruments - Financial Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Other Commitments [Line Items]
Carrying amount	$ 170,841
Contractual cash flows	187,162
Contractual obligation, due less than 1 year	113,400
Contractual obligation, due 1-3 years	54,716
Contractual obligation, due 4-5 years	10,200
Contractual obligation, due after 5 years	8,846
Secured Debt
Other Commitments [Line Items]
Carrying amount	22,207
Contractual cash flows	24,978
Contractual obligation, due less than 1 year	9,507
Contractual obligation, due 1-3 years	13,158
Contractual obligation, due 4-5 years	2,313
Contractual obligation, due after 5 years	0
Senior revolving financing facility
Other Commitments [Line Items]
Carrying amount	2,504
Contractual cash flows	2,897
Contractual obligation, due less than 1 year	815
Contractual obligation, due 1-3 years	1,966
Contractual obligation, due 4-5 years	116
Contractual obligation, due after 5 years	0
Convertible debt
Other Commitments [Line Items]
Carrying amount	17,431
Contractual cash flows	19,727
Contractual obligation, due less than 1 year	1,575
Contractual obligation, due 1-3 years	18,152
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	0
Other bank financing
Other Commitments [Line Items]
Carrying amount	5,105
Contractual cash flows	5,112
Contractual obligation, due less than 1 year	4,383
Contractual obligation, due 1-3 years	729
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	0
Long-term royalty payable
Other Commitments [Line Items]
Carrying amount	18,258
Contractual cash flows	26,228
Contractual obligation, due less than 1 year	5,936
Contractual obligation, due 1-3 years	12,371
Contractual obligation, due 4-5 years	2,799
Contractual obligation, due after 5 years	5,122
Capital lease obligations
Other Commitments [Line Items]
Carrying amount	1,632
Contractual cash flows	1,747
Contractual obligation, due less than 1 year	598
Contractual obligation, due 1-3 years	884
Contractual obligation, due 4-5 years	265
Contractual obligation, due after 5 years	0
Operating lease commitments
Other Commitments [Line Items]
Carrying amount	17,524
Contractual cash flows	20,293
Contractual obligation, due less than 1 year	4,406
Contractual obligation, due 1-3 years	7,456
Contractual obligation, due 4-5 years	4,707
Contractual obligation, due after 5 years	3,724
Accounts payable and accrued liabilities
Other Commitments [Line Items]
Carrying amount	86,180
Contractual cash flows	86,180
Contractual obligation, due less than 1 year	86,180
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	$ 0